Consolidated VIEs and Noncontrolling Interests - Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	$ (733)	$ (1,912)	$ (857)
Net cash used in investing activities	(294)	(347)	(444)
Net cash provided by (used in) financing activities	397	2,338	(47)
Variable Interest Entity, Primary Beneficiary | SBG JVs
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	(107)	(117)	(38)
Net cash used in investing activities	(16)	(27)	(237)
Net cash provided by (used in) financing activities	42	94	73
Variable Interest Entity, Primary Beneficiary | Other VIEs
Variable Interest Entity [Line Items]
Net cash provided by (used in) operating activities	5	5	3
Net cash used in investing activities	0	0	(1)
Net cash provided by (used in) financing activities	$ (8)	$ (1)	$ (2)